UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23222

HARTFORD FUNDS EXCHANGE-TRADED TRUST

(Exact name of registrant as specified in charter)

690 Lee Road

Wayne, Pennsylvania 19087

(Address of principal executive offices)(Zip code)

Hartford Funds Management Company, LLC 690 Lee Road Wayne PA 19087	John V. O’Hanlon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (415) 508-3400

Date of fiscal year end: July 31

Date of reporting period: April 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1: Schedule of Investments

Hartford Corporate Bond ETF
Schedule of Investments April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
Corporate Bonds - 93.1%
	Aerospace/Defense - 1.0%
$ 150,000	L-3 Communications, Inc. 3.85%, 12/15/2026	$	154,003

	Agriculture - 1.5%
220,000	Imperial Brands Finance plc 3.75%, 07/21/2022(1)		227,401

	Auto Manufacturers - 5.8%
150,000	Daimler Finance North America LLC 3.88%, 09/15/2021(2)		157,723
	General Motors Financial Co., Inc.
290,000	3.10%, 01/15/2019		294,369
220,000	3.70%, 05/09/2023		221,041
200,000	Volkswagen Group of America Finance LLC 2.40%, 05/22/2020(1)		200,192

			873,325

	Beverages - 1.3%
190,000	Anheuser-Busch InBev Worldwide, Inc. 4.44%, 10/06/2048(2)		193,401

	Biotechnology - 0.7%
	Celgene Corp.
30,000	4.63%, 05/15/2044		30,273
70,000	5.00%, 08/15/2045		74,712

			104,985

	Chemicals - 0.4%
70,000	Agrium, Inc. 4.13%, 03/15/2035		67,555

	Commercial Banks - 20.2%
	Bank of America Corp.
230,000	2.50%, 10/21/2022		225,681
80,000	4.18%, 11/25/2027		80,813
110,000	4.20%, 08/26/2024		113,254
110,000	4.44%, 01/20/2048(3)		112,018
140,000	Bank of Nova Scotia 4.50%, 12/16/2025		147,974
200,000	Barclays plc 3.68%, 01/10/2023		203,474
	BNP Paribas S.A.
200,000	3.80%, 01/10/2024(1)		202,595
200,000	7.38%, 08/19/2025(1)(3)(4)		212,750
150,000	Capital One Financial Corp. 3.75%, 03/09/2027		148,854
	Citigroup, Inc.
40,000	5.30%, 05/06/2044		43,263
30,000	6.68%, 09/13/2043		38,334
160,000	Deutsche Bank AG 3.70%, 05/30/2024		157,523
	Goldman Sachs Group, Inc.
80,000	3.85%, 01/26/2027		81,296
30,000	6.45%, 05/01/2036		36,060
60,000	6.75%, 10/01/2037		74,816
200,000	HSBC Holdings plc 3.26%, 03/13/2023(3)		202,380
	JPMorgan Chase & Co.
80,000	3.78%, 02/01/2028(3)		81,363
150,000	4.26%, 02/22/2048(3)		150,692
	Morgan Stanley
110,000	2.63%, 11/17/2021		109,715
70,000	2.65%, 01/27/2020		70,919
80,000	3.95%, 04/23/2027		80,239
30,000	4.88%, 11/01/2022		32,624

Hartford Corporate Bond ETF
Schedule of Investments – (continued) April 30, 2017 (Unaudited)

270,000	UBS AG 4.75%, 05/22/2023(1)(3)	$	276,322
	Wells Fargo & Co.
70,000	4.13%, 08/15/2023		73,828
100,000	5.38%, 11/02/2043		110,833

			3,067,620

	Diversified Financial Services - 2.7%
240,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust 4.50%, 05/15/2021		253,686
150,000	Nasdaq, Inc. 3.85%, 06/30/2026		151,277

			404,963

	Electric - 7.3%
40,000	Appalachian Power Co. 4.45%, 06/01/2045		41,809
70,000	Cleco Corporate Holdings LLC 4.97%, 05/01/2046		72,889
240,000	Fortis, Inc. 3.06%, 10/04/2026(2)		227,224
40,000	Indiana Michigan Power Co. 4.55%, 03/15/2046		42,566
190,000	Kansas City Power & Light Co. 3.65%, 08/15/2025		192,466
280,000	PPL Capital Funding, Inc. 3.10%, 05/15/2026		271,856
150,000	South Carolina Electric & Gas Co. 4.10%, 06/15/2046		140,723
125,000	Southern Co. 4.40%, 07/01/2046		124,355

			1,113,888

	Electronics - 0.2%
35,000	Keysight Technologies, Inc. 4.60%, 04/06/2027		36,368

	Food - 2.2%
230,000	Danone S.A. 2.08%, 11/02/2021(2)		224,836
110,000	Kraft Heinz Foods Co. 3.00%, 06/01/2026		104,806

			329,642

	Forest Products & Paper - 1.0%
140,000	International Paper Co. 5.15%, 05/15/2046		150,223

	Gas - 0.7%
110,000	Sempra Energy 3.55%, 06/15/2024		112,564

	Healthcare-Services - 3.8%
290,000	Humana, Inc. 3.85%, 10/01/2024		300,331
125,000	Kaiser Foundation Hospitals 4.15%, 05/01/2047		125,484
150,000	SSM Health Care Corp. 3.82%, 06/01/2027		152,122

			577,937

	Insurance - 7.5%
210,000	American International Group, Inc. 3.90%, 04/01/2026		214,153
200,000	AXA S.A. 6.46%, 12/14/2018(2)(3)(4)		201,250
120,000	Liberty Mutual Group, Inc. 4.25%, 06/15/2023(2)		127,731
200,000	MetLife, Inc. 4.05%, 03/01/2045		197,153

Hartford Corporate Bond ETF
Schedule of Investments – (continued) April 30, 2017 (Unaudited)

200,000	7.72%, 02/15/2019	$	220,356
170,000	Swiss Re Treasury US Corp. 2.88%, 12/06/2022(2)		170,746

			1,131,389

	Media - 6.1%
	Charter Communications Operating LLC / Charter Communications Operating Capital
110,000	4.46%, 07/23/2022		116,823
60,000	6.48%, 10/23/2045		70,462
90,000	Comcast Corp. 3.20%, 07/15/2036		80,656
330,000	Time Warner Cable LLC 8.25%, 04/01/2019		366,477
	Viacom, Inc.
140,000	3.88%, 12/15/2021		146,153
170,000	4.38%, 03/15/2043		151,243

			931,814

	Mining - 1.9%
260,000	Rio Tinto Finance USA Ltd. 9.00%, 05/01/2019		295,592

	Miscellaneous Manufacturing - 2.0%
290,000	Pentair Finance S.A. 3.63%, 09/15/2020		298,303

	Oil & Gas - 3.9%
110,000	Anadarko Petroleum Corp. 6.60%, 03/15/2046		135,506
220,000	Devon Energy Corp. 3.25%, 05/15/2022		220,792
90,000	Noble Energy, Inc. 4.15%, 12/15/2021		95,115
140,000	Shell International Finance B.V. 4.00%, 05/10/2046		135,980

			587,393

	Pharmaceuticals - 2.3%
	Actavis Funding SCS
80,000	4.55%, 03/15/2035		80,561
110,000	4.85%, 06/15/2044		112,043
	Cardinal Health, Inc.
60,000	4.50%, 11/15/2044		57,993
30,000	4.90%, 09/15/2045		30,875
80,000	Teva Pharmaceutical Finance Netherlands III B.V. 4.10%, 10/01/2046		68,857

			350,329

	Pipelines - 6.6%
	Energy Transfer Partners L.P.
150,000	4.20%, 04/15/2027		151,026
50,000	4.65%, 06/01/2021		52,945
90,000	4.75%, 01/15/2026		94,041
	Enterprise Products Operating LLC
50,000	2.85%, 04/15/2021		50,598
130,000	3.95%, 02/15/2027		134,137
110,000	MPLX L.P. 5.20%, 03/01/2047		112,631
200,000	Plains All American Pipeline L.P. / PAA Finance Corp. 4.65%, 10/15/2025		209,824
190,000	Transcanada Trust 5.30%, 03/15/2077(3)		191,662

			996,864

	Real Estate Investment Trusts - 3.9%
130,000	American Tower Corp. 5.00%, 02/15/2024		142,384

150,000	Brandywine Operating Partnership L.P. 4.55%, 10/01/2029	150,229

Hartford Corporate Bond ETF
Schedule of Investments – (continued) April 30, 2017 (Unaudited)

150,000	Brixmor Operating Partnership L.P. 3.90%, 03/15/2027	$	149,104
150,000	DDR Corp. 4.25%, 02/01/2026		149,823

			591,540

	Retail - 2.0%
150,000	AutoZone, Inc. 3.13%, 07/15/2023		150,740
	CVS Health Corp.
100,000	3.88%, 07/20/2025		104,025
40,000	5.13%, 07/20/2045		44,703

			299,468

	Semiconductors - 1.6%
110,000	Applied Materials, Inc. 3.30%, 04/01/2027		111,794
130,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.88%, 01/15/2027(2)		131,917

			243,711

	Software - 1.8%
160,000	Microsoft Corp. 3.45%, 08/08/2036		153,793
130,000	Oracle Corp. 2.65%, 07/15/2026		125,487

			279,280

	Telecommunications - 2.7%
250,000	AT&T, Inc. 3.00%, 06/30/2022		250,066
	Verizon Communications, Inc.
90,000	4.50%, 09/15/2020		96,051
60,000	4.86%, 08/21/2046		58,225

			404,342

	Transportation - 2.0%
300,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 3.38%, 02/01/2022(2)		306,730

	Total Corporate Bonds (cost $14,011,032)	$	14,130,630

Municipal Bonds - 4.2%
	Development - 1.5%
$160,000	California State, GO Taxable 7.50%, 04/01/2034	$	226,590

	General - 0.7%
90,000	Chicago, IL, Transit Auth 6.90%, 12/01/2040		112,461

	General Obligation - 1.0%
146,667	State of Illinois, GO 4.35%, 06/01/2018		148,078

	Medical - 1.0%
110,000	University of California, Regents MedCenter Pooled Rev 6.55%, 05/15/2048		145,252

	Total Municipal Bonds (cost $631,343)	$	632,381

	Total Long-Term Investments (cost $14,642,375)		14,763,011

Short-Term Investments - 2.3%
	Other Investment Pools & Funds - 2.3%
357,129	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class		357,129

	Total Short-Term Investments (cost $357,129)	$	357,129

Hartford Corporate Bond ETF
Schedule of Investments – (continued) April 30, 2017 (Unaudited)

Total Investments (cost $14,999,504)^	99.6%	$	15,120,140
Other Assets and Liabilities	0.4%		56,288

Total Net Assets	100.0%	$	15,176,428

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$135,021
Unrealized Depreciation	(14,385)

Net Unrealized Appreciation	$120,636

(1)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $1,119,260, which represents 7.4% of total net assets.
(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $1,741,558, which represents 11.5% of total net assets.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2017.
(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

Futures Contracts Outstanding at April 30, 2017
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 5-Year Note Future	13	06/30/2017	$1,531,333	$1,539,281	$7,948
U.S. Treasury Long Bond Future	7	06/21/2017	1,051,763	1,070,781	19,018

Total					$26,966

Short position contracts:
U.S. 10-Year Ultra Future	7	06/21/2017	$936,386	$948,172	$(11,786)
U.S. Treasury 10-Year Note Future	12	06/21/2017	1,492,244	1,508,625	(16,381)
U.S. Treasury Ultra Bond Future	3	06/21/2017	481,556	488,812	(7,256)

Total					$(35,423)

Total futures contracts					$(8,457)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Municipal Abbreviations:
GO	General Obligation
Rev	Revenue

Hartford Corporate Bond ETF
Schedule of Investments April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Corporate Bonds	$14,130,630	$—	$14,130,630	$—
Municipal Bonds	632,381	—	632,381	—
Short-Term Investments	357,129	357,129	—	—
Futures Contracts(2)	26,966	26,966	—	—

Total	$15,147,106	$384,095	$14,763,011	$—

Liabilities
Futures Contracts(2)	$(35,423)	$(35,423)	$—	$—

Total	$(35,423)	$(35,423)	$—	$—

(1)	For the period ended April 30, 2017, there were no transfers between any levels.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Hartford Quality Bond ETF
Schedule of Investments April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 16.7%
	Asset-Backed - Automobile - 0.8%
$ 150,000	Ford Credit Auto Owner Trust 2.26%, 11/15/2025(1)	$	151,440

	Asset-Backed - Credit Card - 2.2%
100,000	Barclays Dryrock Issuance Trust 2.20%, 12/15/2022		100,789
150,000	Cabela’s Credit Card Master Note Trust 2.25%, 07/17/2023		150,922
	Synchrony Credit Card Master Note Trust
100,000	1.36%, 08/17/2020		100,019
100,000	1.61%, 11/15/2020		100,109

			451,839

	Asset-Backed - Finance & Insurance - 2.5%
250,000	CIFC Funding Ltd. 3.06%, 04/16/2025(1)(2)		250,061
250,000	Neuberger Berman CLO XIX Ltd. 2.58%, 07/15/2027(1)(2)		250,088

			500,149

	Asset-Backed - Student Loan - 0.9%
182,752	SLM Student Loan Trust 1.59%, 11/25/2027(2)		183,469

	Commercial Mortgage - Backed Securities - 7.2%
150,000	Commercial Mortgage Trust 3.70%, 08/10/2048		156,303
	CSAIL Commercial Mortgage Trust
150,000	3.72%, 08/15/2048		156,134
150,000	3.81%, 11/15/2048		156,575
	FREMF Mortgage Trust
200,000	3.74%, 07/25/2046(1)(2)		205,643
200,000	4.08%, 08/25/2023(1)(2)		208,582
200,000	4.27%, 02/25/2046(1)(2)		204,656
200,000	4.49%, 12/25/2044(1)(2)		213,139
154,431	Nelnet Student Loan Trust 1.62%, 01/25/2037(1)(2)		154,067

			1,455,099

	Whole Loan Collateral CMO - 3.1%
	Fannie Mae Connecticut Avenue Securities
149,114	2.14%, 09/25/2029(2)		149,770
237,520	2.94%, 08/25/2028(2)		240,567
175,000	6.69%, 04/25/2028(2)		199,740
44,340	New Residential Mortgage Loan Trust 3.75%, 05/25/2054(1)(2)		45,290

			635,367

	Total Asset & Commercial Mortgage Backed Securities (cost $3,364,292)	$	3,377,363

U.S. Government Agencies - 99.3%
	FHLMC - 47.8%
$ 880,877	0.71%, 01/25/2024(2)(3)	$	35,682
246,559	2.19%, 07/25/2029(2)		247,982
246,815	2.19%, 08/25/2029(2)		248,314
284,035	2.50%, 12/15/2026(3)		19,140
486,231	2.50%, 03/15/2028(3)		41,321
300,000	2.50%, 05/01/2032(4)		301,939
250,000	3.00%, 05/01/2032(4)		257,314
447,977	3.00%, 02/01/2037		455,434
106,608	3.00%, 06/15/2041		109,580
242,482	3.00%, 07/15/2041		248,423
106,974	3.00%, 01/15/2045		99,536
1,300,000	3.00%, 05/01/2047(4)		1,298,172
155,000	3.12%, 10/25/2031(2)		152,881

Hartford Quality Bond ETF
Schedule of Investments – (continued) April 30, 2017 (Unaudited)

250,000	3.19%, 02/25/2024(2)	$	257,165
500,000	3.24%, 11/25/2028(2)		516,988
375,000	3.41%, 12/25/2026		393,494
1,375,000	3.50%, 05/01/2047(4)		1,413,833
400,000	3.50%, 06/01/2047(4)		410,422
250,000	3.89%, 07/25/2028(2)		260,753
260,752	4.00%, 06/15/2028(3)		29,739
398,006	4.00%, 01/01/2047		422,359
225,000	4.00%, 05/01/2047(4)		236,848
200,000	4.00%, 06/01/2047(4)		210,094
900,000	4.50%, 05/01/2047(4)		967,709
800,000	4.50%, 06/01/2047(4)		858,436
150,000	5.50%, 05/01/2047(4)		166,349

			9,659,907

	FNMA - 35.1%
400,000	2.15%, 09/01/2023		393,682
575,000	2.50%, 05/01/2032(4)		578,302
398,456	3.00%, 01/01/2027		403,298
1,225,000	3.00%, 05/01/2032(4)		1,260,123
49,949	3.02%, 03/01/2027		50,674
400,000	3.10%, 01/01/2026		410,662
255,318	3.11%, 04/01/2027		260,061
110,000	3.15%, 04/01/2027		112,571
80,000	3.16%, 04/01/2027		81,878
400,000	3.21%, 07/01/2026		411,452
105,000	3.23%, 04/01/2027		108,055
115,000	3.50%, 05/01/2032(4)		120,183
1,100,000	3.50%, 05/01/2047(4)		1,131,067
500,000	3.50%, 06/01/2047(4)		513,066
375,000	3.55%, 02/01/2030		392,514
125,000	4.00%, 05/01/2032(4)		129,540
49,393	4.00%, 07/01/2045		52,450
50,000	4.00%, 04/01/2047		53,142
200,000	4.00%, 05/01/2047(4)		210,625
100,000	4.00%, 06/01/2047(4)		105,094
125,000	5.00%, 05/01/2047(4)		136,913
150,000	5.50%, 05/01/2047(4)		166,689

			7,082,041

	GNMA - 16.4%
1,350,000	3.00%, 05/01/2047(4)		1,368,141
89,950	3.50%, 02/20/2041(3)		13,104
104,890	3.50%, 04/20/2042(3)		15,107
399,201	3.50%, 04/20/2047		415,459
37,690	4.00%, 02/15/2041		40,313
200,000	4.00%, 04/20/2047		211,761
75,000	4.00%, 05/01/2047(4)		79,307
1,010,000	4.50%, 05/01/2047(4)		1,077,701
75,000	5.00%, 05/01/2047(4)		80,742
17,135	5.50%, 05/20/2038		19,556

			3,321,191

	Total U.S. Government Agencies (cost $20,018,058)	$	20,063,139

U.S. Government Securities - 5.1%
	Other Direct Federal Obligations - 0.6%
	FHLB - 0.6%
$ 110,000	Tennessee Valley Authority 4.25%, 09/15/2065	$	118,916

			118,916

Hartford Quality Bond ETF
Schedule of Investments – (continued) April 30, 2017 (Unaudited)

	U.S. Treasury Securities - 4.5%
	U.S. Treasury Notes - 4.5%
896,971	U.S. Treasury Notes 0.13%, 01/15/2023(5)		$	898,969

				898,969

	Total U.S. Government Securities (cost $1,015,044)		$	1,017,885

	Total Long-Term Investments (cost $24,397,394)			24,458,387
Short-Term Investments - 44.0%
	Other Investment Pools & Funds - 44.0%
8,879,839	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class			8,879,839

	Total Short-Term Investments (cost $8,879,839)		$	8,879,839

	Total Investments (cost $33,277,233)^	165.1%	$	33,338,226
	Other Assets and Liabilities	(65.1)%		(13,139,417)

	Total Net Assets	100.0%	$	20,198,809

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$75,170
Unrealized Depreciation	(14,177)

Net Unrealized Appreciation	$60,993

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $1,682,966, which represents 8.3% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2017.
(3)	Securities disclosed are interest-only strips.
(4)	Represents or includes a TBA transaction.
(5)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

Futures Contracts Outstanding at April 30, 2017
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 5-Year Note Future	6	06/30/2017	$704,918	$710,438	$5,520
U.S. Treasury Long Bond Future	3	06/21/2017	449,911	458,906	8,995
U.S. Ultra Bond Future	6	06/21/2017	957,855	977,625	19,770

Total					$34,285

Short position contracts:
U.S. 10-Year Ultra Future	2	06/21/2017	$269,574	$270,906	$(1,332)

Total futures contracts					$32,953

Hartford Quality Bond ETF
Schedule of Investments – (continued) April 30, 2017 (Unaudited)

TBA Sale Commitments Outstanding at April 30, 2017
Description	Principal Amount	Maturity Date		Market Value †		Unrealized Appreciation/ (Depreciation)
FHLMC, 3.50%	$525,000	05/01/2047	$	(539,827)	$	(2,666)
FNMA, 3.00%	263,000	05/01/2047		(262,692)		897
FNMA, 4.50%	1,550,000	05/01/2047		(1,667,461)		(2,410)
GNMA, 3.00%	675,000	05/01/2047		(684,070)		1,582
GNMA, 3.50%	1,350,000	05/01/2047		(1,403,051)		246

Total (proceeds $4,554,750)			$	(4,557,101)	$	(2,351)

At April 30, 2017, the aggregate market value of TBA Sale Commitments represents (22.6)% of total net assets.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced

Hartford Quality Bond ETF
Schedule of Investments April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$3,377,363	$—	$3,377,363	$—
U.S. Government Agencies	20,063,139	—	20,063,139	—
U.S. Government Securities	1,017,885	—	1,017,885	—
Short-Term Investments	8,879,839	8,879,839	—	—
Futures Contracts(2)	34,285	34,285	—	—

Total	$33,372,511	$8,914,124	$24,458,387	$—

Liabilities
Futures Contracts(2)	$(1,332)	$(1,332)	$—	$—
TBA Sale Commitments	(4,557,101)	—	(4,557,101)	—

Total	$(4,558,433)	$(1,332)	$(4,557,101)	$—

(1)	For the period ended April 30, 2017, there were no transfers between any levels.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Hartford Funds Exchange-Traded Trust

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

Hartford Funds Exchange-Traded Trust (the “Trust”) consisting of multiple investment series (each a “Fund” and, collectively, “Funds”) values securities and other investment as follows: For each Fund’s shares (“Shares”), net asset value per Share is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of a Fund is calculated by the Custodian and determined as of the close of the regular trading session on the NYSE Arca (ordinarily 4:00 p.m. Eastern time) on each day that such exchange is open. Fixed-income assets are generally valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange. Creation/redemption order cut-off times may be earlier on any day that the Securities Industry and Financial Markets Association (or applicable exchange or market on which a Fund’s investments are traded) announces an early closing time. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at market rates on the date of valuation (generally as of 4:00 p.m. London time) as quoted by one or more sources.

In calculating a Fund’s net asset value per Share, the Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The Valuation Committee, which is chaired by the Company’s Treasurer, may use various pricing services, or discontinue the use of any pricing service, as approved by the Board of Directors of the Company (the “Board of Directors”) from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Board of Directors has delegated to the Valuation Committee the responsibility to determine a security’s fair value. In determining such value the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates, market indices, and prices from each Fund’s Index Provider). In these cases, the Fund’s net asset value may reflect certain Fund securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark Index. This may result in a difference between the Fund’s performance and the performance of the applicable Fund’s benchmark Index. With respect to securities that are primarily listed on foreign exchanges, the value of Fund securities may change on days when you will not be able to purchase or sell your Shares.

The Trust’s accounting services provider will obtain market prices for the Fund securities and exchange rates, if applicable, from independent pricing services approved or ratified by the Board of Trustees (“Pricing Services”). The Pricing Services shall determine such prices and rates in a manner consistent with the procedures below.

A. Equity Securities: The accounting services provider obtains readily available market quotations from the Pricing Services approved by the Board of Directors. Equity securities shall be valued: (a) by using readily available market quotations provided by a primary pricing service; (b) by using a secondary pricing service; or (c) by obtaining direct written broker-dealer quotations.

Equity securities will be valued in the following order:

1. If a security is traded on the date, then the last quoted sale price on the exchange on which the security is principally traded, up to the time of valuation, is used. If the security is not traded on the date, the security will be valued at the mean between the last available bid and asked price. If the security is listed on more than one exchange, the price on the exchange that is generally considered the principal exchange will be used.

2. Securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the last available bid and asked prices.

B. Fixed Income Securities: Fixed income securities shall be valued in the following order: (a) by using readily available market quotations provided by a pricing service; (b) by using a market value from a pricing service generated by a pricing matrix based upon yield data for securities with similar characteristics; or (c) by obtaining direct written broker-dealer quotations. Fixed income securities are valued at the quoted bid for such securities. Interest-bearing commercial paper which is purchased at par will be priced at par.

C. Options and Futures Contracts: Options, futures contracts and options thereon, which are traded on exchanges, are valued at their bid price as of the close of such exchanges or, if no sales are reported, at the mean between the last available bid and asked prices on such day as reported by the pricing service shall be used. If an options or futures exchange closes later than 3:00 p.m. Central Time, the options or futures traded on it are valued based on the mean between the most recent bid and asked prices as of 3:00 p.m. Central Time.

D. Short-Term Obligations: Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term debt obligations with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the applicable Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

E. Over-the-Counter (“OTC”) Securities: OTC securities that are not traded on NASDAQ shall be valued at the most recent trade price.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in accordance with generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Fund would receive upon selling an investment in an ordinary transaction to an independent buyer in the principal or most advantageous market of the investment.

The Funds categorize their fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Funds’ assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Fund’s investments). The valuation of fixed income securities held by the Funds are obtained from an independent pricing service and categorized as Level 2 based on the use of other significant observable market based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by such Fund’s benchmark Index, which, in turn, could result in a difference between a Fund’s performance and the performance of such Fund’s benchmark Index.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD FUNDS EXCHANGE-TRADED TRUST

By:	/s/ Darek Wojnar
Darek Wojnar
President and Principal Executive Officer
(principal executive officer)

Date:	June 29th, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Darek Wojnar
Darek Wojnar
President and Principal Executive Officer
(principal executive officer)

Date:	June 29th, 2017

By:	/s/ Albert Lee
Albert Lee
Treasurer and Principal Financial Officer
(principal financial officer)

Date:	June 29th, 2017